Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits
Deposits
	December 31,	December 31,
	2023	2022

Prepaid expenses	$8,164	$-
Building	43,309	43,309
Aircraft	198,444	203,280
	249,917	246,589